As filed with the Securities and Exchange Commission on February 13, 2017
Securities Act Registration No. 333-206491
Investment Company Act Reg. No. 811-23089

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 4	[ ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 9	[ ]
(Check appropriate box or boxes.)

M3Sixty Funds Trust
(Exact Name of Registrant as Specified in Charter)

4520 Main Street, Suite 1425
Kansas City, MO 64111
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (877)244-6235

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
 (Name and Address of Agent for Service)

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)
X|	immediately upon filing pursuant to paragraph (b)
|_|	on (date) pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 4 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 3 filed February 6, 2017, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Kansas City, and State of Missouri, on this 13th day of February, 2017.

M3Sixty Funds Trust

By:	/s/Randall K. Linscott
Randall K. Linscott, President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		February 13, 2017
Kelley J. Brennan, Trustee		Date
*		February 13, 2017
Steven D. Poppen, Trustee		Date
*		February 13, 2017
Tobias Caldwell		Date

/s/ Randall Linscott		February 13, 2017
Randall K. Linscott, President and Trustee		Date
/s/ Larry E. Beaver, Jr.		February 13, 2017
Larry E. Beaver, Jr., Treasurer		Date
* By:	/s/ Randall K. Linscott	February 13, 2017
Randall K. Linscott, Attorney-in-Fact		Date

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase